Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Notional Amounts Of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	2013	2014
	(in trillions)
Interest rate contracts	¥956.6	¥962.5
Foreign exchange contracts	155.2	169.5
Equity contracts	3.0	3.1
Commodity contracts	2.2	2.5
Credit derivatives	6.6	7.1
Others	1.9	2.7

Total	¥1,125.5	¥1,147.4

Note:

(1)	Includes both written and purchased position.

Fair Value Information On Derivative Instruments Recorded On Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	March 31, 2013(1)(5)			March 31, 2014(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥11,214	¥2	¥11,216	¥8,616	¥1	¥8,617
Foreign exchange contracts	3,193	—	3,193	2,916	—	2,916
Equity contracts	104	—	104	149	—	149
Commodity contracts	73	—	73	69	—	69
Credit derivatives	62	—	62	57	—	57
Others(6)	—	—	—	2	—	2

Total derivative assets	¥14,646	¥2	¥14,648	¥11,809	¥1	¥11,810

Derivative liabilities:
Interest rate contracts	¥11,205	¥—	¥11,205	¥8,522	¥1	¥8,523
Foreign exchange contracts	3,429	—	3,429	2,999	—	2,999
Equity contracts	131	—	131	144	—	144
Commodity contracts	64	—	64	60	—	60
Credit derivatives	62	—	62	62	—	62
Others(6)	(24)	—	(24)	(23)	—	(23)

Total derivative liabilities	¥14,867	¥—	¥14,867	¥11,764	¥1	¥11,765

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Fiscal year ended March 31, 2012:
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Fiscal year ended March 31, 2013:
Interest rate contracts	¥—	¥121	¥121
Foreign exchange contracts	(92)	—	(92)
Equity contracts	—	(138)	(138)
Commodity contracts	—	4	4
Credit derivatives	—	(11)	(11)
Others	(2)	(59)	(61)

Total	¥(94)	¥(83)	¥(177)

Fiscal year ended March 31, 2014:
Interest rate contracts	¥—	¥30	¥30
Foreign exchange contracts	(51)	—	(51)
Equity contracts	—	(105)	(105)
Commodity contracts	—	3	3
Credit derivatives	—	(6)	(6)
Others	(2)	(6)	(8)

Total	¥(53)	¥(84)	¥(137)

Gains And Losses For Derivatives Designated As Cash Flow Hedges [Table Text Block]

	For the fiscal year ended March 31,
	2012	2013	2014
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥—	¥7	¥3

Total	¥—	¥7	¥3

Gains (losses) reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥(1)	¥1	¥4

Total	¥(1)	¥1	¥4

Gains (losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts	¥—	¥—	¥—

Total	¥—	¥—	¥—

Note:

(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps And Credit-Linked Notes [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2013:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,834	¥1,775,720	¥102,613	¥2,367,167	¥(8,863)
Non-investment grade	75,959	164,215	13,793	253,967	9,275
Not rated	10,807	4,024	—	14,831	(73)

Total	575,600	1,943,959	116,406	2,635,965	339

Index and basket credit default swaps held by BTMU:
Investment grade(2)	34,479	47,599	116,173	198,251	600
Non-investment grade	—	940	—	940	—

Total	34,479	48,539	116,173	199,191	600
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	7,680	367,814	9,000	384,494	(4,131)
Non-investment grade	7,203	2,284	—	9,487	(153)
Not rated	—	24,708	—	24,708	215

Total	14,883	394,806	9,000	418,689	(4,069)

Total index and basket credit default swaps sold	49,362	443,345	125,173	617,880	(3,469)

Total credit default swaps sold	¥624,962	¥2,387,304	¥241,579	¥3,253,845	¥(3,130)

Credit-linked notes(3)	¥7,500	¥1,505	¥4,517	¥13,522	¥(12,741)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2014:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥422,991	¥1,952,552	¥78,741	¥2,454,284	¥(30,634)
Non-investment grade	49,579	180,168	2,750	232,497	1,326
Not rated	1,132	4,221	—	5,353	(74)

Total	473,702	2,136,941	81,491	2,692,134	(29,382)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	940	83,816	166,629	251,385	(3,316)
Non-investment grade	—	—	—	—	—

Total	940	83,816	166,629	251,385	(3,316)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	122,837	339,606	1,000	463,443	(5,520)
Non-investment grade	—	7,407	—	7,407	(779)
Not rated	—	51,527	—	51,527	(487)

Total	122,837	398,540	1,000	522,377	(6,786)

Total index and basket credit default swaps sold	123,777	482,356	167,629	773,762	(10,102)

Total credit default swaps sold	¥597,479	¥2,619,297	¥249,120	¥3,465,896	¥(39,484)

Credit-linked notes(3)	¥—	¥—	¥4,546	¥4,546	¥(4,368)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.